INVENTORY (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials consisting of purchased parts, components and supplies	$ 1,815,000	$ 2,084,000	$ 2,461,000
Finished goods	2,143,000	2,186,000	455,000
Sub-total inventories	3,958,000	4,270,000	2,916,000
Less inventory reserve	(200,000)	(200,000)	0
Total inventory - net	$ 3,758,000	$ 4,070,000	$ 2,916,000